              As filed with the Securities and Exchange Commission
                                on MARCH 23, 2006
                     Registration No. 2-90949 and 811-04014

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                   FORM N-1A*

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

                         Post-Effective Amendment No. 28                     [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

                                Amendment No. 29                             [X]

                        (Check appropriate box or boxes)

                              ---------------------

                             MERIDIAN FUND, INC.(R)
               (Exact Name of Registrant as specified in Charter)
                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
          (Address of Principal Executive Offices, including Zip Code)

                              ---------------------

       Registrant's Telephone Number, including Area Code: (415) 461-6237
                              Richard F. Aster, Jr.
                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Steven G. Cravath, Esq.
                             Morrison & Foerster LLP
                           2000 Pennsylvania Ave, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

      [X]  Immediately upon filing pursuant        [ ]  on (date) pursuant
           to Rule 485(b), or                           to Rule 485(b), or

      [ ]  60 days after filing pursuant           [ ]  on (date) pursuant
           to Rule 485(a),* or                          to Rule 485(a).

      [ ]  75 days after filing pursuant to        [ ]  on (date) pursuant to
           paragraph (a)(2)                             paragraph(a)(2) of Rule
                                                        485

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 28 under the Securities Act of 1933 and Post-Effective Amendment No. 29 under the Investment Company Act of 1940 to the Registration Statement of Meridian Fund, Inc. (the "Company") in order to update Part C exhibits.

      Part A and Part B of the Company's Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 27 under the Securities Act of 1933 and to Post-Effective Amendment No. 28 under the Investment Company Act of 1940, filed October 26, 2005.

                             MERIDIAN FUND, INC.(R)

                                    FORM N-1A

                                     PART C

Item 23. Exhibits

    (a) Articles of Amendment and Restatement (incorporated by reference to Exhibit (a) of Registrant's Post-Effective Amendment No. 18 filed on October 29, 1999).

  (a)(1) Articles Supplementary dated January 29, 1994 (incorporated by reference to Exhibit (a)(1) of Registrant's Post-Effective Amendment No. 23 filed on October 29, 2004).

  (a)(2) Articles Supplementary dated April 20, 2001 (incorporated by reference to Exhibit (a)(2) of Registrant's Post-Effective Amendment No. 23 filed on October 29, 2004).

  (a)(3) Articles Supplementary dated October 14, 2004 (incorporated by reference to Exhibit (a)(3) of Registrant's Post-Effective Amendment No. 23 filed on October 29, 2004).

  (a)(4) Articles Supplementary dated December 8, 2004 (incorporated by reference to Exhibit (a)(4) of Registrant's Post Effective Amendment No. 25 filed on November 15, 2004).

    (b) By-Laws (incorporated by reference to Exhibit (b) of Registrant's Post-Effective Amendment No. 18 filed on October 29, 1999).

    (c)     Instruments Defining Rights of Security Holders (not applicable).

    (d) Investment Management Agreement with respect to Meridian Growth Fund and Meridian Value Fund (incorporated by reference to Exhibit (d) of Registrant's Post-Effective Amendment No. 18 filed on October 29,
            1999).

  (d)(1) Investment Management Agreement with respect to Meridian Equity Income Fund dated December 8, 2004 (incorporated by reference to Exhibit (d)(1) of Registrant's Post Effective Amendment No. 26 filed on January 31, 2005).

(d)(1)(a) Fee and Expense Agreement with respect to Meridian Equity Income Fund dated October 5, 2005 (incorporated by reference to Exhibit
            (d)(1)(a) of Registrant's Post-Effective Amendment No. 27 filed on October 26, 2005).

   (e)      Underwriting Contracts (not applicable).

   (f)      Bonus or Profit Sharing Contracts (not applicable).

   (g)      Custodian Services Agreement (incorporated by reference to Exhibit
            (g)(2) of Registrant's Post-Effective Amendment No. 18 filed on October 28, 2003).

  (g)(1) Amendment to Custodian Services Agreement, dated March 23, 2003, filed herewith.

  (g)(2) Amendment to Custodian Services Agreement, dated October 31, 2005, filed herewith.

  (g)(3) Foreign Custody Manager Agreement, dated May 31, 2001, filed herewith.

  (g)(4) Amendment to Foreign Custody Manager Agreement, dated May 31, 2001, filed herewith.

  (g)(5) Letter Agreement for Amendment to Foreign Custody Agreement, dated September 11, 2003, filed herewith.

  (h)(1) Shareholder Services Agreement, dated February 4, 1994, (incorporated by reference to Exhibit (h)(2) of Registrant's Post-Effective Amendment No. 18 filed on October 29, 1999).

(h)(1)(a) Amendment to Shareholder Services Agreement dated February 28, 1999 (incorporated by reference to Exhibit (h)(1)(a) of Registrant's Post-Effective Amendment No. 23 filed on October 29, 2004).

(h)(1)(b) Amendment to Shareholder Services Agreement dated February 25, 2000 (incorporated by reference to Exhibit (h)(1)(b) of Registrant's Post-Effective Amendment No. 23 filed on October 29, 2004).

(h)(1)(c) Amendment to Shareholder Services Agreement dated July 24, 2002, filed herewith.

(h)(1)(d) Amendment to Shareholder Services Agreement dated October 1, 2003, filed herewith.

(h)(1)(e) Amendment to Shareholder Services Agreement dated October 31, 2005, filed herewith.

(h)(1)(f) Amendment to Shareholder Services Agreement dated March 15, 2006 filed herewith.

  (h)(2) Accounting Services Agreement, dated February 5, 1994, (incorporated by reference to Exhibit (h)(3) of Registrant's Post-Effective Amendment No. 18 filed on October 29, 1999).

(h)(2)(a)   Amendment to Accounting Services Agreement, dated October 31, 2005, filed herewith.

(h)(2)(b) Amendment to Accounting Services Agreement, dated March 15, 2006, filed herewith.

  (h)(3) Administration Assistance Services Agreement, dated December 16, 2002, (incorporated by reference to Exhibit (h)(4) of Registrant's Post-Effective Amendment No. 22 filed on October 28, 2003).

(h)(3)(a) Amendment to Initial Administrative Services Agreement, dated October 31, 2005, filed herewith.

   (l) Investment Representation Agreement, dated 1984, (incorporated by reference to Exhibit (l) of Registrant's Post-Effective Amendment No. 18 filed on October 29, 1999).

   (p) Code of Ethics (incorporated by reference to Exhibit (p) of Registrant's Post- Effective Amendment No. 20 filed on October 25,
            2001).

  (p)(1) Code of Ethics as amended December 1, 2004 (incorporated by reference to Exhibit (p)(1) of Registrant's Post-Effective Amendment No. 27 filed on October 26, 2005).

   (q) Powers of Attorney (incorporated by reference to Exhibit (q) of Registrant's Post- Effective Amendment No. 23 filed on October 29,
            2004).

Item 24:

Persons Controlled by or Under Common Control with Registrant: None

Item 25: Indemnification

      Subsection (B) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director of that corporation or a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and (I) in the case of conduct in the director's official capacity with the corporation, in a manner he reasonably believed to be in the best interests of the corporation, and, (ii) in all other cases, in a manner not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

      Subsection (B) of Section 2-418 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted under similar standards, except that no indemnification may be made in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation.

      Section 2-418 further provides that to the extent a director or officer of a corporation has been successful in the defense of any action, suit or proceeding referred to in Subsection (B), he shall be indemnified against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under
Section 2-418.

      Article V of the Bylaws of the Fund contains indemnification provisions meant to conform to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended, and to Investment Company Act Release No. 11330 (September 4, 1980). These Bylaws provide "reasonable and fair means" to determine whether indemnification shall be made which include: (1) reference to a final decision on the merits by a court or other body that liability did not occur by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable, factually based decision to the same effect by
(a) a vote of a majority of a quorum of directors who are neither "interested persons" of the company (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the Fund's Articles of Incorporation and Bylaws, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore unenforceable. The Fund, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue in the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered.

Item 26: Business and Other Connections of Investment Adviser

      See the material following the caption "Investment Management" appearing as a portion of Part A and Part B hereof.

Item 27: Principal Underwriters

      (a) None

      (b) None

      (c) None

Item 28: Location of Accounts and Records'

      Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Funds and their investment adviser located at 60 E. Sir Francis Drake Boulevard, Wood Island, Suite 306, Larkspur, California 94939. Records covering shareholder accounts and portfolio transactions are maintained and kept also by the Fund's transfer agent, PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 and custodian, PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153.

Item 29: Management Services

None

Item 30: Undertakings

Previously filed

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Larkspur and State of California on March 23, 2006.

                MERIDIAN FUND, INC.(R)(Registrant)
                     /s/ RICHARD F. ASTER, JR.
                     -------------------------
                 Richard F. Aster, Jr., President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURES                        TITLE                      DATE
---------------------        -------------------------       --------------
          *                  Director and Principal,         March 23, 2006
---------------------        Executive Officer
Richard F. Aster, Jr.

          *                         Director                 March 23, 2006
---------------------
Ralph Cechettini

          *                         Director                 March 23, 2006
---------------------
Michael S. Erickson

          *                  Director and Vice               March 23, 2006
---------------------        Chairman of the Board
James B. Glavin

          *                         Director                 March 23, 2006
---------------------
Herbert C. Kay

          *                         Director                 March 23, 2006
---------------------
Michael Stolper

          *                  Chief Financial Officer,        March 23, 2006
---------------------        Chief Compliance Officer,
Gregg B. Keeling             Treasurer and Secretary

* By: /s/ RICHARD F. ASTER, JR.
      -------------------------
      Richard F. Aster, Jr.,
      Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT
 NUMBER                              DESCRIPTION
---------   ------------------------------------------------------------
(g)(l)      Amendment to Custodian Services Agreement,

(g)(2)      Amendment to Custodian Services Agreement,

(g)(3)      Foreign Custody Manager Agreement,

(g)(4)      Amendment to Foreign Custody Manager Agreement,

(g)(5)      Letter Agreement for Amendment to Foreign Custody Agreement,

(h)(l)(c)   Amendment to Shareholder Services Agreement

(h)(l)(d)   Amendment to Shareholder Services Agreement

(h)(l)(e)   Amendment to Shareholder Services Agreement

(h)(l)(f)   Amendment to Shareholder Services Agreement

(h)(2)(a)   Amendment to Accounting Services Agreement,

(h)(2)(b)   Amendment to Accounting Services Agreement,

(h)(3)(a)   Amendment to Initial Administrative Services Agreement,